Net Income Per Share (Tables)	12 Months Ended
May 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share
The computation of basic and diluted net income per common share for the years ended May 31, 2019, 2020 and 2021 was as follows:

	For the years ended May 31,
	2019	2020	2021
	US$	US$	US$
Numerator:
Net income attributable to New Oriental Education & Technology Group Inc.’s shareholders	238,065	413,333	334,414

Net income available for future distribution	238,065	413,333	334,414

Denominator*
Weighted average common shares outstanding-basic	1,582,938,900	1,584,295,760	1,645,463,440

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	7,454,550	11,073,140	6,518,944

Weighted average common shares outstanding-diluted	1,590,393,450	1,595,368,900	1,651,982,384

Net income per common share*
- Basic	0.15	0.26	0.20
- Diluted	0.15	0.26	0.20